Employee Benefit	12 Months Ended
Dec. 31, 2024
Employee Benefit
22.
EMPLOYEE BENEFIT

Full time employees of the Group participate in government mandated defined contribution plan, pursuant to which certain welfare benefits are provided to employees. The Group has no legal obligation for the benefits beyond the contributions made. The total amounts for such employee benefits, which were expensed as incurred, were approximately RMB54,510, RMB54,275 and RMB71,841 (US$9,842) for the years ended December 31, 2022, 2023 and 2024, respectively.